Average Annual Total Returns	12 Months Ended
Dec. 31, 2013
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.91%
Five Years	13.17%
Ten Years	6.89%
Inception Date	Nov. 09, 1992
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.10%
Five Years	13.32%
Ten Years	7.01%
Inception Date	Nov. 13, 2000
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.11%
Five Years	13.35%
Ten Years	7.04%
Inception Date	Dec. 01, 2000
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.10%
Five Years	13.33%
Since Inception	7.01%
Inception Date	Sep. 01, 2006
Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	15.97%
Five Years	12.72%
Since Inception	4.68%
Inception Date	May 02, 2008
Return After Taxes on Distributions | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.23%
Five Years	12.50%
Ten Years	6.15%
Return After Taxes on Distributions | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.36%
Five Years	12.63%
Ten Years	6.26%
Return After Taxes on Distributions | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	17.36%
Five Years	12.61%
Since Inception	6.23%
Return After Taxes on Distributions | Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	13.62%
Five Years	11.40%
Since Inception	3.60%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	10.33%
Five Years	10.37%
Ten Years	5.31%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	10.46%
Five Years	10.50%
Ten Years	5.42%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	10.45%
Five Years	10.48%
Since Inception	5.32%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	10.03%
Five Years	9.76%
Since Inception	3.32%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.25%
Five Years	13.45%
Ten Years	7.09%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.25%
Five Years	13.45%
Ten Years	7.09%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.25%
Five Years	13.45%
Ten Years	7.09%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	18.25%
Five Years	13.45%
Since Inception	7.09%
Barclays U.S. Aggregate Bond Index | Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.02%)
Five Years	4.44%
Since Inception	4.52%
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Ten Years	8.12%
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Ten Years	8.12%
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Ten Years	8.12%
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.62%
Five Years	18.89%
Since Inception	7.68%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.51%
Five Years	18.87%
Ten Years	8.11%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.51%
Five Years	18.87%
Ten Years	8.11%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.51%
Five Years	18.87%
Ten Years	8.11%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.51%
Five Years	18.87%
Since Inception	7.67%
Managed Payout Composite Index | Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	12.28%
Five Years	11.41%
Since Inception	3.48%
FTSE All-World Index | Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.14%
Five Years	15.29%
Since Inception	3.50%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	4.50%
Ten Years	4.57%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	4.50%
Ten Years	4.57%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	4.50%
Ten Years	4.57%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.97%)
Five Years	4.50%
Since Inception	5.01%
MSCI ACWI Equity IMI | Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.55%
Five Years	15.62%
Since Inception	3.69%
CRSP US Total Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.64%
Five Years	none
Ten Years	none
CRSP US Total Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.64%
Five Years	none
Ten Years	none
CRSP US Total Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.64%
Five Years	none
Ten Years	none
CRSP US Total Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	33.64%
Five Years	none